Other operating results, net (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Result from purchase / sale of subsidiary and associates	$ 0	$ 59,000,000		$ (15,000,000)
Donations	150,000,000	223,000,000		244,000,000
Lawsuits and other contingencies	(276,000,000)	(142,000,000)		(269,000,000)
Administration fees	37		$ 16	37
Interest and discount generated by operating credits	128,000,000	157,000,000		417,000,000
Others	322,000,000	(8,000,000)		269,000,000
Total other operating results, net	$ 61,000,000	$ (141,000,000)		$ 195,000,000